INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2012 and 2011 are a result of temporary differences related to the items described as follows:

	2012		2011
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$182,887	$—	$75,942	$—
Unbilled receivables	—	995,691	—	546,074
Property and equipment	—	2,176,716	—	1,480,944
Unrealized gain on marketable securities	—	109,471	—	64,741
Other	416,246	—	255,817	—
	$599,133	$3,281,878	$331,759	$2,091,759

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

Income taxes provided for the years ended July 31, 2012, 2011 and 2010 consist of the following:

Current:	2012	2011	2010
Federal	$362,463	$68,845	$315,000
State and City	291,537	205,155	95,000
Deferred taxes (benefit)
Federal	408,000	198,000	(101,000)
State and City	469,000	—	—
Total provision	$1,531,000	$472,000	$309,000

Schedule Of Income Tax Provided For Continuing and Discontinued Operations [Table Text Block]

 Income taxes provided for the years ended July 31, 2012, 2011 and 2010 consist of the following:

	2012	2011	2010
Continuing operations	$1,531,000	$572,000	$480,000
Discontinued operations	—	(100,000)	(171,000)
Total provision	$1,531,000	$472,000	$309,000

Schedule Of Components Of Deferred Tax Provision Benefit [Table Text Block]

Components of the deferred tax provision (benefit) for the years ended July 31, 2012, 2011 and 2010 consist of the following:

	2012	2011	2010
Book depreciation exceeding tax depreciation	$695,771	$357,354	$10,372
Reduction (increase) of rental income received in advance	(106,944)	(14,795)	104,739
Increase (decrease) in unbilled receivables	449,617	(108,692)	(187,274)
Other	(161,444)	(35,867)	(28,837)
	$877,000	$198,000	$(101,000)

Schdule Of Income Tax Provision Result From Applying Federal Statutory Tax Rate To Pre-Tax Income [Table Text Block]

Taxes provided for the years ended July 31, 2012, 2011 and 2010 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2012	2011	2010
Income before income taxes	$2,801,353	$1,002,302	$741,207
Dividends received deduction	(7,992)	(8,412)	(14,214)
Other-net	8,023	9,792	5,546
Adjusted pre-tax income	$2,801,384	$1,003,682	$732,539
Statutory rate	34%	34%	34%
Income tax provision at statutory rate	$869,586	$336,598	$246,300
State and City income taxes, net of federal income tax benefit	192,414	135,402	62,700
State and City deferred income taxes	469,000	—	—
Income tax provision	$1,531,000	$472,000	$309,000